Document And Entity Information	Feb. 22, 2022
Document Information [Line Items]
Entity, Registrant Name	Statera Biopharma, Inc.
Document, Type	8-K/A
Document, Period End Date	Feb. 22, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32954
Entity, Tax Identification Number	20-0077155
Entity, Address, Address Line One	2537 Research Boulevard
Entity, Address, City or Town	Fort Collins
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80526
City Area Code	888
Local Phone Number	613-8802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	STAB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 02-22-22
Amendment Flag	true
Entity, Central Index Key	0001318641